UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
  FILED ON NOVEMBER 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON
  THE DATES INDICATED IN THE TABLES BELOW.

  Report for the Calendar Year or Quarter Ended: September 30, 1999

  Check here if Amendment {X}; Amendment Number: __1__
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe           New York, New York	April 5, 2004

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdinings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:       	           5
  Form 13F Information Table Entry Total:	          97
  Form 13F Information Table Value Total: 	$592,773,000


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   Name


   3     28-1876              Associated Madison Companies, Inc.
  13     28-5154              Citigroup Insurance Holding Corporation
                              (f/k/a PFS Services, Inc.)
  29     28-1299              The Travelers Insurance Company
  30     28-4152              Travelers Property Casualty Corp
                              (f/k/a The Travelers Insurance Group Inc.)
  32     28-6022              Tribeca Management LLC

                                                 FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 1999:
					POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 1999
                                                        FAIR    SHARES
                               TITLE                    MARKET  OR         INVESTMENT
                               OF               	VALUE   PRINCIPAL  DISCRETION                         VOTING AUTHORITY
          NAME OF ISSUER       CLASS     CUSIP   	(000)   AMOUNT     SOLE SHARED      MANAGERS       SOLE    SHARED    NONE
               (1)              (2)       (3)            (4)      (5)           (6)           (7)                   (8)
									   (A)  (B)  (C)                   (A)      (B)      (C)
----------------------------- --------  ---------     --------- ---------- -------------  -------------- -------- -------- ---------
TERRA NOVA BERMUDA HLDGS	EQU	G87615103	   949	    30,000     	 X	   3,13,29,30,32		      30,000
AFC CABLE SYS			EQU	000950105	 9,605	   227,000   	 X	   3,13,29,30,32		     227,000
ADFORCE INC			EQU	006867105	 9,850	   400,000	 X	   3,13,29,30,32		     400,000
AERIAL COMMUNICATIONS INC	EQU	007655103	 1,045	    40,000	 X	   3,13,29,30,32		      40,000
AQUARION CO			EQU	03838W101	 1,418	    39,400 	 X	   3,13,29,30,32		      39,400
ASSOCIATED GROUP INC CL A	EQU	045651106	 3,155	    52,700	 X	   3,13,29,30,32		      52,700
CARDIOTHORACIC SYS INC		EQU	141907105	 2,513	   150,000	 X	   3,13,29,30,32		     150,000
CASE CORPORATION		EQU	14743R103	 4,988 	   100,000	 X	   3,13,29,30,32		     100,000
COGENERATION CORP OF AMERICA	EQU	19238M105	 2,394	   100,000	 X	   3,13,29,30,32		     100,000
DATA GENERAL CORP		EQU	237688106	 3,319	   150,000	 X	   3,13,29,30,32		     150,000
DELTA & PINE LAND CO		EQU	247357106	 3,203	   125,000	 X	   3,13,29,30,32		     125,000
EXCEL SWITCHING CORP		EQU	30067V108	11,205	   323,600	 X	   3,13,29,30,32		     323,600
FIRST SECURITY CORP		EQU	336294103	 9,315	   405,000       X	   3,13,29,30,32		     405,000
FLYCAST COMMUNICATIONS CORP	EQU	344067103	 6,656	   150,000	 X	   3,13,29,30,32		     150,000
GENERAL INSTR CORP DEL		EQU	370120107	 7,294	   150,000	 X	   3,13,29,30,32		     150,000
GENESYS TELECOMMUMICATIONS	EQU	371931106	 4,513	   100,000	 X	   3,13,29,30,32		     100,000
HAMBRECHT & QUIST GROUP		EQU	406545103	 3,666	    75,000	 X	   3,13,29,30,32		      75,000
HANNAFORD BROS CO		EQU	410550107	 3,513	    50,000	 X	   3,13,29,30,32		      50,000
IXC COMMUNICATIONS INC		EQU	450713102	 4,225	   100,000	 X	   3,13,29,30,32	 	     100,000
INTL INTEGRATION INC		EQU	459698106	 3,887	   113,500	 X	   3,13,29,30,32		     113,500
LADD FURNITURE INC NEW		EQU	505739201	 1,517	    71,800	 X	   3,13,29,30,32		      71,800
MEDIAONE GROUP INC		EQU	58440J104	 7,370	   110,000	 X	   3,13,29,30,32		     110,000
NAVIGANT CONSULTING CO		EQU	63935N107	   700	    16,000	 X	   3,13,29,30,32		      16,000
OLSTEN CORP			EQU	681385100	 2,050	   200,000	 X	   3,13,29,30,32		     200,000
OMNIPOINT CORP			EQU	68212D102	13,453	   250,000	 X	   3,13,29,30,32		     250,000
OUTDOOR SYSTEMS INC		EQU	690057104	10,095	   290,500	 X	   3,13,29,30,32		     290,500
PACIFICORP			EQU	695114108	 2,981	   150,000	 X	   3,13,29,30,32		     150,000
PERIPHONICS CORP		EQU	714005105	 6,113	   200,000	 X	   3,13,29,30,32		     200,000
PREMARK INTERNATIONAL INC	EQU	740459102	 5,088	   100,000	 X	   3,13,29,30,32		     100,000
PROMUS HOTEL CORP (NEW)		EQU	74342P106	 1,603	    50,000	 X	   3,13,29,30,32		      50,000
RELIANCE BANCORP INC		EQU	759451107	 4,121	   109,900	 X	   3,13,29,30,32		     109,900
REPUBLIC NEW YORK CORP		EQU	760719104	 3,645	    60,000	 X	   3,13,29,30,32		      60,000
REYNOLDS METALS CO		EQU	761763101  	 5,863	   100,000    	 X	   3,13,29,30,32		     100,000
ROBERTS PHARMACEUTICAL CORP	EQU	770491108	 5,369	   177,500	 X	   3,13,29,30,32		     177,500
SMART MODULAR TECHNOLOGIES INC	EQU	831690102	 1,734	    50,000	 X	   3,13,29,30,32		      50,000
TRANSACTION NETWORK SERV INC	EQU	893414102	 7,650	   200,000	 X	   3,13,29,30,32		     200,000
TRIANGLE BANCORP INC		EQU	895835106	   183	    10,000	 X	   3,13,29,30,32		      10,000
U S BIOSCIENCE INC COM PAR .01	EQU	911646206	 2,863	   200,000	 X	   3,13,29,30,32		     200,000
XOMED SURGICAL PRODUCTS INC	EQU	98412V107	 4,563	    85,000	 X	   3,13,29,30,32		      85,000

TOTAL						       183,674

                                                 FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 1999:
					POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 2000
                                                        FAIR    SHARES
                               TITLE                    MARKET  OR         INVESTMENT
                               OF               	VALUE   PRINCIPAL  DISCRETION                         VOTING AUTHORITY
          NAME OF ISSUER       CLASS     CUSIP   	(000)   AMOUNT     SOLE SHARED      MANAGERS       SOLE    SHARED    NONE
               (1)              (2)       (3)            (4)      (5)           (6)           (7)                   (8)
									   (A)  (B)  (C)                   (A)      (B)      (C)
-----------------------------  ------   ---------     --------  ---------- -------------  -------------- -------- ------- ----------
LORAL & SPACE COMMNS 6%		EQU	G56462149	 2,374	    47,500	 X	   3,13,29,30,32		      47,500
APP FIN VI MAURITIUS LTD	COR	00202NAA3  	 4,320	36,000,000	 X	   3,13,29,30,32		  36,000,000
ABACUS DIRECT CORP		EQU	002553105       17,653	   150,000       X	   3,13,29,30,32		     150,000
ALKERMES INC PFD CONV		EQU	01642T405	 1,388	    25,000	 X	   3,13,29,30,32		      25,000
ALZA CORP			EQU	022615108	14,049	   325,300       X	   3,13,29,30,32		     325,300
AMERICAN HERITAGE LIFE INV CRP	EQU	026522102	14,260	   450,000       X	   3,13,29,30,32		     450,000
AMERITRADE HLD INC 5.34% CONV	COR	03072HAA7	 5,466	 7,500,000	 X	   3,13,29,30,32		   7,500,000
AMERITECH CORP NEW		EQU	030954101	20,156	   300,000       X	   3,13,29,30,32		     300,000
AMKOR TECHNOLOGY INC CV SUB	COR	031652AA8	   646	   500,000	 X	   3,13,29,30,32		     500,000
ASARCO INC			EQU	043413103	 5,350	   200,000       X	   3,13,29,30,32		     200,000
BEA SYSTEMS INC CV SUB NOTES	COR	073325AA0	 4,542	 3,100,000	 X	   3,13,29,30,32		   3,100,000
BEA SYSTEMS INC CV SUB NOTES	COR	073325AB8	 4,542	 3,100,000	 X	   3,13,29,30,32		   3,100,000
CENTOCOR INC			EQU	152342101	18,945	   317,400       X	   3,13,29,30,32		     317,400
CENTURY COMMUNICATIONS CORP	EQU	156503104	17,700	   400,000       X	   3,13,29,30,32		     400,000
CEPHALON INC 7.25% CONV PFD	EQU	156708307	 2,725	    50,000	 X	   3,13,29,30,32		      50,000
CILCORP INC			EQU	171794100	 4,856	    75,000       X	   3,13,29,30,32		      75,000
COMSAT CORP SER 1		EQU	20564D107	 1,339	    45,112	 X	   3,13,29,30,32		      45,112
ELF AQUITAINE SPONS ADR		EQU	286269105	 5,490	    60,000       X	   3,13,29,30,32		      60,000
EMCOR GROUP INC CV SUB NOTES	COR	29084QAC4	 2,674	 3,000,000	 X	   3,13,29,30,32		   3,000,000
EVEREN CAPITAL CORP		EQU	299761106	 8,850	   300,000       X	   3,13,29,30,32		     300,000
FIRST AMERICAN CORP-TENN	EQU	318900107	17,425	   400,000       X	   3,13,29,30,32		     400,000
FLORIDA PROGRESS CORP		EQU	341109106	 2,309	    50,000	 X	   3,13,29,30,32		      50,000
FORTE SOFTWARE INC		EQU	349546101	10,850	   400,000       X	   3,13,29,30,32		     400,000
HEALTHEON CORP			EQU	422209106	 1,583	    43,600       X	   3,13,29,30,32		      43,600
HONEYWELL INC			EQU	438506107	 2,621	    23,400       X	   3,13,29,30,32		      23,400
IMALL INC -NEW-			EQU	45244X306	 9,112	   464,300       X	   3,13,29,30,32		     464,300
INTERNATIONAL NETWORK SVCS	EQU	460053101	17,174	   325,000       X	   3,13,29,30,32		     325,000
KING WORLD PRODUCTIONS INC	EQU	495667107	17,852	   469,800       X	   3,13,29,30,32		     469,800
KNOLL INC			EQU	498904101	 3,383	   125,000       X	   3,13,29,30,32		     125,000
LA-Z-BOY INC			EQU	505336107	   626	    33,300       X	   3,13,29,30,32		      33,300
LONE STAR INDUSTRIES INC-NEW	EQU	542290408	11,208	   225,000       X 	   3,13,29,30,32		     225,000
LONG BEACH FINL CORP		EQU	542446109	 6,615	   416,700       X	   3,13,29,30,32		     416,700
MACMILLAN BLOEDEL LTD		EQU	554783209	 4,556	   300,000       X	   3,13,29,30,32		     300,000
MARSHALL INDUSTRIES		EQU	572393106	 9,273	   256,700       X	   3,13,29,30,32		     256,700
MEDE AMERICA CORP		EQU	584067102	 1,086	    49,100       X 	   3,13,29,30,32		      49,100
METRICOM INC CV SUB NOTES	COR	591596AC5	 6,434	 4,205,000	 X	   3,13,29,30,32		   4,205,000
MOBIL CORP			EQU	607059102	 4,433	    45,000       X	   3,13,29,30,32		      45,000
NET GRAVITY INC			EQU	641114103	12,682	   400,200       X	   3,13,29,30,32		     400,200
NIELSEN MEDIA RESH INC (NEW)	EQU	653929307	 3,713	   100,000       X	   3,13,29,30,32		     100,000
ORION CAPITAL CORP		EQU	686268103	 2,366	    50,000       X	   3,13,29,30,32		      50,000
PERCLOSE INC			EQU	71361C107	13,988	   300,000       X	   3,13,29,30,32		     300,000
PIONEER HI-BRED INTL INC	EQU	723686101	 2,995	    75,000       X	   3,13,29,30,32		      75,000
SAVILLE SYSTEMS PLC ADR		EQU	805174109	 5,750	   400,000       X	   3,13,29,30,32		     400,000
SEAGRAM LTD ADJ CONV RATE 7.50	EQU	811850205	 1,153	    25,000	 X	   3,13,29,30,32		      25,000
SHIRE PHARMACEUTICALS		EQU	82481R106	 1,419	    50,000       X	   3,13,29,30,32		      50,000
STANFORD TELECOMMUNICATIONS	EQU	854402104	 9,167	   291,000       X	   3,13,29,30,32		     291,000
SGS THOMSON MICROELECTRO	COR	861012AA0	 2,895	 2,000,000	 X	   3,13,29,30,32		   2,000,000
TELEFONOS DE MEXICO SA DE	COR	879403AD5	21,126	22,474,000	 X	   3,13,29,30,32		  22,474,000
TELEBANC FINANCIAL CORP		EQU	87925R109	 4,978	   225,000       X   	   3,13,29,30,32		     225,000
U S WEST INC (NEW)		EQU	91273H101	 5,700	   100,000	 X	   3,13,29,30,32		     100,000
UNITRODE CORP			EQU	913283107	10,017	   235,700       X	   3,13,29,30,32		     235,700
VIASOFT INC			EQU	92552U102	 1,688	   200,000       X 	   3,13,29,30,32		     200,000
VOICESTREAM WIRELESS CORP	EQU	928615103	10,744	   181,900       X	   3,13,29,30,32		     181,900
VORNADO REALTY TRUST SER A	EQU	929042208	 2,350	    50,000	 X	   3,13,29,30,32		      50,000
WASTE MANAGEMENT INC CV		COR	94106LAA7	 1,775	 2,000,000	 X	   3,13,29,30,32		   2,000,000
WESTERN DIGITAL CORP CV S/D	COR	958102AH8	 4,873	34,195,000	 X	   3,13,29,30,32		  34,195,000
WORLD COLOR PRESS INC		EQU	981443104	 3,986	   107,000       X	   3,13,29,30,32		     107,000
WYMAN-GORDON CO			EQU	983085101	 1,869	   100,000       X	   3,13,29,30,32		     100,000

TOTAL                                                  409,099
